Long-Term Investments (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Long-Term Investments (Details) [Line Items]
Other equity method investments			¥ 471	¥ 3,460
Group invested	¥ 13,821
Fair value of impairment losses			¥ 900	¥ 6,600
Equity securities		15,910
Fair values investments		¥ 1,700
Series of Individually Immaterial Business Acquisitions [Member]
Long-Term Investments (Details) [Line Items]
Equity interests	10.00%	10.00%